Summary of Significant Accounting Policies - Schedule of Depreciation of Estimated Useful Lives (Details) (10-K)	12 Months Ended
Dec. 31, 2018
Furniture and Office Equipment [Member]
Estimated useful lives	7 years
Research and Development Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Research and Development Equipment [Member] | Maximum [Member]
Estimated useful lives	7 years
Information Technology Equipment [Member]
Estimated useful lives	5 years
Software [Member]
Estimated useful lives	3 years